INCOME TAXES (Schedule of Unrecognized Tax Benefits Rollforward) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 25, 2012	Dec. 27, 2011
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at beginning of year	$ 51,384	$ 52,513	$ 53,215
Increases in tax positions for current year	0	0	0
Increases in tax positions for prior years	103	17	52
Decreases in tax positions for prior years	(1,109)	(1,146)	(754)
Balance at end of year	$ 50,378	$ 51,384	$ 52,513